LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term [Table Text Block]
	March 31, 2026	March 31, 2025
Weighted average discount rate	10.00%	10.00%
Weighted average remaining lease term (years)	8.64	9.60

Schedule of maturity of the contractual undiscounted lease liabilities [Table Text Block]
Year ending March 31,	$
2027	1,582,287
2028	1,629,756
2029	1,678,649
2030	1,729,007
Thereafter	8,361,370
Total undiscounted lease liabilities	14,981,069
Effects of discounting	(5,209,945)
Total present value of minimum lease payments	9,771,124
Current portion of lease liability	634,817
Lease liabilities	9,136,307